Equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 4,425
Property, plant and equipment at end of period	3,277	$ 4,425
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,000	56,000
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	56,000	56,000
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(51,575)	(50,001)
Depreciation	1,148	1,574
Property, plant and equipment at end of period	(52,723)	(51,575)
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,802
Property, plant and equipment at end of period	1,441	1,802
Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,249	14,249
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	14,249	14,249
Furniture and Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12,447)	(11,996)
Depreciation	361	451
Property, plant and equipment at end of period	(12,808)	(12,447)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,623
Property, plant and equipment at end of period	1,836	2,623
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41,751	41,751
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	41,751	41,751
Computer Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(39,128)	(38,005)
Depreciation	787	1,123
Property, plant and equipment at end of period	$ (39,915)	$ (39,128)